Financial Debt - Valuation model (Details) - Convertible bonds	Jun. 30, 2026 € / shares
Coupon (interest) rate
Disclosure of financial debt
Significant unobservable input liabilities	0.065
Conversion price
Disclosure of financial debt
Significant unobservable input liabilities	1.48
Stock price
Disclosure of financial debt
Significant unobservable input liabilities	1.51
Return dividend
Disclosure of financial debt
Significant unobservable input liabilities	0
Expected volatility
Disclosure of financial debt
Significant unobservable input liabilities	0.6852
Discount rate
Disclosure of financial debt
Significant unobservable input liabilities	0.1116